As filed with the Securities and Exchange Commission on February 27, 2007

Securities Act File No. 333-140046

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule

24f-2 under the Investment Company Act of 1940, as amended.

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

March 20, 2007

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees has called a Special Meeting of shareholders of ING Legg Mason Partners All Cap Portfolio (“Legg Mason Partners All Cap Portfolio”), which is scheduled for 10:00 a.m., Local time, on April 24, 2007, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Trustees of Legg Mason Partners All Cap Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of Legg Mason Partners All Cap Portfolio with and into ING Janus Contrarian Portfolio (“Janus Contrarian Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of Legg Mason Partners All Cap Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Legg Mason Partners All Cap Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions on how to vote the shares of Legg Mason Partners All Cap Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan. As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of Janus Contrarian Portfolio instead of shares of Legg Mason Partners All Cap Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives.

AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF LEGG MASON PARTNERS ALL CAP PORTFOLIO UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions. It is important that your voting instructions be received no later than April 23, 2007. We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

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ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

of ING Legg Mason Partners All Cap Portfolio

Scheduled for April 24, 2007

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING Legg Mason Partners All Cap Portfolio (“Legg Mason Partners All Cap Portfolio”) is scheduled for April 24, 2007 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)           To approve an Agreement and Plan of Reorganization by and among Legg Mason Partners All Cap Portfolio and ING Janus Contrarian Portfolio (“Janus Contrarian Portfolio”), providing for the reorganization of Legg Mason Partners All Cap Portfolio with and into Janus Contrarian Portfolio; and

(2)           To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on February 2, 2007, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Legg Mason Partners All Cap Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

March 20, 2007

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ING JANUS CONTRARIAN PORTFOLIO

PROXY STATEMENT/PROSPECTUS

March 20, 2007

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganization	3
Comparison of Investment Objectives and Principal Investment Strategies	6
Comparison of Portfolio Characteristics	9
Comparison of Portfolio Performance	10
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios	13

COMPARISON OF FEES AND EXPENSES	17
Management Fees	17
Sub-Adviser Fees	17
Administration Fees	18
Distribution and Service Fees	18
Expense Limitation Arrangements	18
Expense Tables	18
Portfolio Expenses	19
General Information	22
Key Differences in Rights of ING Legg Mason Partners All Cap Portfolio’s Shareholders and ING Janus Contrarian Portfolio’s Shareholders	22

INFORMATION ABOUT THE REORGANIZATION	24
The Reorganization Agreement	24
Reasons for the Reorganization	24
Board Considerations	24
Tax Considerations	25
Expenses of the Reorganization	25
Future Allocation of Premiums	25

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	26
Form of Organization	26
Advisers	26
Distributor	26
Dividends, Distributions and Taxes	26
Capitalization	28

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	29
Solicitation of Proxies	29
Voting Rights	29
Other Matters to Come Before the Special Meeting	30
Shareholder Proposals	30

APPENDICES
Portfolio Manager’s Report for ING Janus Contrarian Portfolio	A-1
Form of Agreement and Plan of Reorganization	B-1
Additional Information Regarding ING Janus Contrarian Portfolio	C-1
Security Ownership of Certain Beneficial and Record Owners	D-1

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PROXY STATEMENT/PROSPECTUS

ING JANUS CONTRARIAN PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

March 20, 2007

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a Special Meeting of shareholders of ING Legg Mason Partners All Cap Portfolio (“Legg Mason Partners All Cap Portfolio”) to be held on April 24, 2007. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of Legg Mason Partners All Cap Portfolio with and into ING Janus Contrarian Portfolio (“Janus Contrarian Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”).

Shares of Legg Mason Partners All Cap Portfolio are not offered directly to the public but are sold to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each, a “Variable Contract” and collectively, “Variable Contracts”) and qualified pension and retirement plans (each, a “Qualified Plan”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract holders will be referred to as “shareholders” of the Portfolios.

Under an Agreement and Plan of Reorganization (the “Reorganization Agreement”), Legg Mason Partners All Cap Portfolio would transfer its assets to Janus Contrarian Portfolio in exchange for shares of beneficial interest of Janus Contrarian Portfolio and the assumption by Janus Contrarian Portfolio of Legg Mason Partners All Cap Portfolio’s known liabilities as of the Closing Date (as defined below). Janus Contrarian Portfolio shares would then be distributed to shareholders of Legg Mason Partners All Cap Portfolio so that each shareholder would receive a number of full and fractional shares of Janus Contrarian Portfolio equal to the aggregate value of the number of shares of Legg Mason Partners All Cap Portfolio held by such shareholder. As a result of the Reorganization, Legg Mason Partners All Cap Portfolio will distribute shares of Janus Contrarian Portfolio in liquidation of Legg Mason Partners All Cap Portfolio on April 28, 2007, or such other date as the parties may agree (the “Closing Date”).

Because you, as a shareholder of Legg Mason Partners All Cap Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Janus Contrarian Portfolio, this Proxy Statement also serves as a Prospectus for Janus Contrarian Portfolio. Janus Contrarian Portfolio is a non-diversified, open-end management investment company, which seeks capital appreciation, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated March 20, 2007 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Institutional Class (“Class I”), Service Class (“Class S”), and Service 2 Class (“Class S2”) Prospectuses of Legg Mason Partners All Cap Portfolio, each dated April 28, 2006, which are incorporated by reference (File No. 33-23512); and the ADV Class, Class I, Class S, and Class S2 Prospectuses of Janus Contrarian Portfolio, each dated April 28, 2006, which are incorporated by reference (File No. 33-23512). Each Portfolio’s SAI, dated April 28, 2006, is incorporated herein by reference (File No. 33-23512). Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for each Portfolio, dated December 31, 2005 and the semi-annual report for each Portfolio, dated June 30, 2006, are incorporated herein by reference. For a copy of the current prospectus, SAI, annual report, and semi-annual report for either of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F Street N. E. Washington, D.C. 20549.

The SEC has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix B. Also, you should consult the ADV Class, Class I, Class S, and Class S2 Prospectuses, all dated April 28, 2006, for more information about Janus Contrarian Portfolio.

The Proposed Reorganization

At a meeting held on January 11, 2007, the Board of Trustees of Legg Mason Partners All Cap Portfolio approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•      the transfer of all of the assets of Legg Mason Partners All Cap Portfolio to Janus Contrarian Portfolio in exchange for shares of beneficial interest of Janus Contrarian Portfolio;

•      the assumption by Janus Contrarian Portfolio of the liabilities of Legg Mason Partners All Cap Portfolio known as of the Closing Date (as described below);

•      the distribution of Janus Contrarian Portfolio shares to the shareholders of Legg Mason Partners All Cap Portfolio; and

•      the complete liquidation of Legg Mason Partners All Cap Portfolio.

Janus Contrarian Portfolio shares would then be distributed to shareholders of Legg Mason Partners All Cap Portfolio so that each shareholder would receive a number of full and fractional shares of Janus Contrarian Portfolio equal to the aggregate value of shares of Legg Mason Partners All Cap Portfolio held by such shareholder.

As a result of the Reorganization, each owner of ADV Class, Class I, Class S, and Class S2 shares of Legg Mason Partners All Cap Portfolio would become a shareholder of the corresponding share class of Janus Contrarian Portfolio. The Reorganization is expected to be effective on April 28, 2007, or such other date as the parties may agree (as previously defined, the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, the corresponding share class of Janus Contrarian Portfolio having an aggregate value equal to the aggregate value of the shares of Legg Mason Partners All Cap Portfolio held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•      The Portfolios have the same investment objective of capital appreciation;

•      The Portfolios have similar investment strategies, except that Legg Mason Partners All Cap Portfolio focuses more on larger capitalization stocks, while Janus Contrarian Portfolio invests opportunistically across a broad spectrum of market capitalizations;

•      The Portfolios are advised by Directed Services, LLC(1) (the “Advisor” or “DSL”); Legg Mason Partners All Cap Portfolio is sub-advised by ClearBridge Advisors, LLC (“ClearBridge”), while Janus Contrarian Portfolio is sub-advised by Janus Capital Management LLC (the “Sub-Adviser” or “Janus”);

•      Legg Mason Partners All Cap Portfolio is the larger fund (approximately $403.7 million versus $158.0 million for Janus Contrarian Portfolio as of December 31, 2006);

•      The combined Portfolio after the Reorganization will have the same investment adviser, DSL, the same sub-adviser, Janus and the same lead portfolio manager, David Decker, as Janus Contrarian Portfolio;

(1) Prior to December 31, 2006, the Portfolios were advised by Directed Services, Inc. (“DSI”).  Effective December 31, 2006, DSI was reorganized into a limited liability company and renamed Directed Services, LLC (“DSL”). As part of this internal reorganization among ING affiliates, the investment advisory functions of DSI and ING Life Insurance and Annuity Company (“ILIAC”), both wholly-owned subsidiaries of ING Groep N.V., were consolidated into DSL, effective December 31, 2006.  DSL is a dually registered investment adviser and broker-dealer.  The management personnel responsible for the provision of investment advisory services to the Portfolios and the nature and level of services provided to the Portfolios will not change as a result of the internal reorganization.  As part of this reorganization, effective December 31, 2006, ING Funds Distributor, LLC (“IFD”) replaced DSI as the distributor to the Portfolios.

•      Janus Contrarian Portfolio has experienced superior calendar year performance for the most recent three (3) of the past five (5) years, as well as superior total return performance for the year-to-date, one-, three- and five-year periods as of November 30, 2006;

•      The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Legg Mason Partners All Cap Portfolio nor its shareholders, nor Janus Contrarian Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement;

•      The purchase and redemption of shares of each Portfolio may be made only by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•      Each Portfolio is distributed by IFD;

•      Certain holdings of Legg Mason All Cap Portfolio that are transferred to Janus Contrarian Portfolio in connection with the Reorganization may be sold prior to or shortly after the Reorganization; such sales would result in increased transaction costs and may result in the realization of taxable gains or losses for the Portfolios;

•      The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Legg Mason All Cap Portfolio nor its shareholders, nor Janus Contrarian Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement;

•      The Portfolios pay DSL, a monthly fee expressed as an annual rate (“unified fee”), for which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios; while it appears that shareholders of Legg Mason Partners All Cap Portfolio will pay a slightly higher unified fee at current asset levels [0.77% v. 0.74% (as a % of the Portfolio’s average daily net assets)], after becoming shareholders of Janus Contrarian Portfolio; Janus Contrarian Portfolio’s fee schedule includes breakpoints, which would have the effect of reducing the unified fee rate payable by Janus Contrarian Portfolio to 0.74%; and

•      The proposed Reorganization is expected to result in the same net operating expenses per share for shareholders of the disappearing Legg Mason Partners All Cap Portfolio.

The (unaudited) gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2006 are as follows:

	ADV Class		Class I	Class S	Class S2

Gross Expenses Before the Reorganization:

Legg Mason Partners All Cap Portfolio(1)	1.49%		0.74%	0.99%	1.24%

Janus Contrarian Portfolio(1)	1.53	%(4)	0.78%	1.03%	1.28%

	ADV Class		Class I	Class S	Class S2

Net Expenses Before the Reorganization (After Fee Waiver)

Legg Mason Partners All Cap Portfolio(2)	1.34%		0.74%	0.99%	1.14%

Janus Contrarian Portfolio(2)	1.38	%(4)	0.78%	1.03%	1.18%

	ADV Class		Class I		Class S		Class S2

After the Reorganization: Janus Contrarian Portfolio Pro Forma

Gross estimated expenses of Janus Contrarian Portfolio	1.49%		0.74%		0.99%		1.24%

Net estimated expenses of Janus Contrarian Portfolio(3)	1.34	%(3)(4)	0.74	%(3)	0.99	%(3)	1.14	%(3)

(1)   The Management Agreement between ING Investors Trust, on behalf of each Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of each Portfolio, and pays for the services and information necessary to the proper conduct of each Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees for each Portfolio.

(2)   IFD, has contractually agreed to waive 0.10%  and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, for each Portfolio, which will continue until at least May 1, 2007. For Legg Mason Partners All Cap Portfolio, DSL has contractually agreed to waive a portion of the advisory fee, which will continue through at least May 1, 2008. Based on net assets as of December 31, 2006, the advisory fee waiver equals 0.0056%.

(3)   In connection with the Reorganization, DSL has contractually agreed to waive all or a portion of its investment management fee and/or reimburse expenses so that ADV Class, Class I, Class S and Class S2 shares’ net operating expenses do not exceed 1.34%, 0.74%, 0.99% and 1.14%, respectively. This expense limit will be in effect from April 30, 2007 through May 1, 2009, however, there is no guarantee that the expense limit will continue after that date.

(4)   For ADV Class shares of Janus Contrarian Portfolio, because the ADV Class shares had not commenced operations as of June 30, 2006, expenses are based on the Portfolio's actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to the Portfolio, has agreed.

Approval of the Reorganization Agreement requires an affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

After careful consideration, the Board of Trustees (“BOARD”) of LEGG MASON PARTNERS ALL Cap Portfolio unanimously approved the proposed Reorganization. The Board recommends that you vote “FOR” the proposed Reorganization.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Legg Mason Partners All Cap Portfolio and Janus Contrarian Portfolio:

	Legg Mason Partners All Cap Portfolio	Janus Contrarian Portfolio

Investment Objective	Capital appreciation.	Capital appreciation.

Principal Investment Strategies

•      The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies ClearBridge believes are undervalued in the marketplace. While ClearBridge selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when ClearBridge believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolios may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), or other securities representing interests in securities of foreign companies.

•      ClearBridge is not constrained by a particular investment style and it may invest in “growth” or “value” securities. ClearBridge employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, ClearBridge uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, ClearBridge looks for a positive catalyst in the company’s near term outlook which ClearBridge believes will accelerate earnings or improve the value of the company’s assets. ClearBridge also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

•      The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

•      The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio’s investments may be incidental to its objective.

•      The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security’s increase or decrease in value may have a greater impact on the Portfolio’s net asset value or total return.

•      The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging

	Legg Mason Partners All Cap Portfolio	Janus Contrarian Portfolio

•      When evaluating an individual stock, ClearBridge looks for:

•      Low market valuations measured by its valuation models; and

•      Positive changes in earnings prospects because of factors such as:

•   New, improved or unique products and services;

•   New or rapidly expanding markets for the company’s products;

•   New management;

•   Changes in the economic, financial, regulatory or political environment particularly affecting the company;

•   Effective research, product development and marketing; and

•   A business strategy not yet recognized by the marketplace.

•      The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

•      The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as “restricted securities,” including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

•      The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

•      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

•      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	DSL	DSL

Sub-Adviser	ClearBridge	Janus

Portfolio Manager(s)	John G. Goode and Peter J. Hable	David C. Decker

As you can see from the chart, the investment objectives of the Portfolios are similar. Janus Contrarian Portfolio’s investment strategy, however, differs from that of Legg Mason Partners All Cap Portfolio in that Janus Contrarian Portfolio tends to favor investing in equity securities of mid- and small-sized companies while Legg Mason Partners All Cap Portfolio focuses its investments on larger sized companies, but it also has the flexibility to invest in mid- and small-sized companies at the discretion of its sub-adviser. Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the portfolio characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of June 30, 2006:

	Legg Mason Partners All Cap
	Portfolio		Janus Contrarian Portfolio

Net Assets	$384,782,837		$116,358,564

Number of Holdings	83		65

Portfolio Turnover Rate(1)	13%		22%

Average market capitalization of companies in the Portfolio	$67,654,784,977		$11,496,886,349
Market capitalization range of companies in Portfolio:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	88.6%		34.3%
Holdings in companies with market capitalizations between $10 billion and $5 billion (as a % of market value*)	1.7%		15.9%
Holdings in companies with market capitalizations under $5 billion (as a % of market value*)	9.7%		49.8%
Top 5 Industries (as % of net assets)	Pharmaceuticals	10.9%	Media	9.4%
	Media	9.1%	Healthcare-Svcs	8.3%
	Insurance	7.8%	Real Estate	8.3%
	Div Fincl Svcs	6.8%	Oil & Gas	6.7%
	Telecomm.	6.2%	Building Materials	6.3%
U.S. Equity Securities (as a % of market value*)		83.8%		63.0%
Foreign Securities (as a % of market value*)		16.2%		37.0%
Securities Lending Collateral (as a % of market value*)		16.1%		20.2%
Top 10 Holdings (as a % of net assets)	Mitsubishi Tokyo Financial Group	2.6%	Liberty Global, Inc.	5.9%
	JPMorgan Chase & Co.	2.6%	Ceridian Corp.	5.8%
	Cisco Systems	2.3%	Coventry Health Care, Inc.	5.7%
	Bank of America Corp.	2.2%	St. Joe Co.	5.6%
	Walt Disney Co	2.2%	Owens-Illinois	5.4%
	Honeywell Intl.	2.2%	Kinder Morgan	3.0%
	Abbott Lab.	2.1%	Vornado Realty	3.0%
	Raytheon Co.	2.1%	Masco Corp.	2.9%
	Merrill Lynch	2.1%	Tyco Intl. Ltd.	2.9%
	PMI Group, Inc	2.1%	SK Corp.	2.8%

*              Excluding fixed-income securities and short-term investments.

(1)           For the six-month period June 30, 2006.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio’s Class S shares from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period. The bar charts show the performance of the Portfolios for each of the past 10 calendar years. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan. Any charges will reduce your return. Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan. Past performance is not necessarily an indication of how the Portfolios will perform in the future.

Legg Mason Partners All Cap Portfolio
Calendar Year-by-Year Returns (1) (2) (3)

(1)           These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)           During the period shown in the chart, the Portfolio’s Class S shares’ best quarterly performance was 21.22% for the 2nd quarter of 2003, and the Portfolio’s Class S shares’ worst quarterly performance was (21.65)% for the 3rd quarter of 2002.

(3)           Class S shares commenced operations on February 1, 2000.

Comparison of Portfolio Performance

Calendar Year-by-Year Returns (1) (2) (3)

Janus Contrarian Portfolio

(1)           These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)           During the period shown in the chart, the Portfolio’s Class S shares’ best quarterly performance was 27.41% for the 2nd quarter of 2003, and the Portfolio’s Class S shares’ worst quarterly performance was (20.32)% for the 3rd quarter of 2002.

(3)           Class S shares commenced operations on October 2, 2000.

Average Annual Total Return

(For the periods ended June 30, 2006)(1)

	1 Year (or life of Class)		5 Years (or life of Class)		10 Years (or life of Class)

Legg Mason Partners All Cap Portfolio

ADV Class Return	(3.49)%		N/A		N/A

Russell 3000® Index(3)	(3.03	)%(4)	N/A		N/A

Class I Return	(3.33)%		N/A		N/A

Russell 3000® Index(3)	(3.03	)%(4)	N/A		N/A

Class S Return	11.49%		3.34%		6.06%

Russell 3000® Index(3)	9.56%		3.53%		1.14	%(4)

Class S2 Return	11.28%		12.68%		N/A

Russell 3000® Index(3)	9.56%		12.18	%(4)	N/A

Janus Contrarian Portfolio

ADV Class Return (Class S Return (adjusted))(2)	20.94%		9.46%		5.69%

Standard & Poor’s 500® Composite Stock Index(5)	8.63%		2.49%		(0.48	)%(6)

Class I Return	(4.25)%		N/A		N/A

Standard & Poor’s 500® Composite Stock Index(5)	(2.75	)%(6)	N/A		N/A

Class S Return	20.36%		8.91%		5.16%

Standard & Poor’s 500® Composite Stock Index(5)	8.63%		2.49%		(0.48	)%(6)

Class S2 Return	20.17%		20.91%		N/A

Standard & Poor’s 500® Composite Stock Index(5)	8.63%		10.89	%(6)	N/A

(1)   ADV Class shares and Class I shares of Legg Mason Partners All Cap Portfolio commenced operations on April 28, 2006. Class S shares and Class S2 shares of Legg Mason Partners All Cap Portfolio commenced operations on February 1, 2000 and September 9, 2002, respectively. ADV Class shares of Janus Contrarian Portfolio had not commenced operations as of June 30, 2006. Class I shares, Class S shares and Class S2 shares of Janus Contrarian Portfolio commenced operations on April 28, 2006, October 2, 2000 and September 9, 2002, respectively.

(2)   Class S shares’ performance has been adjusted to reflect the differences in expenses applicable to each Class shares.

(3)   Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(4)   The index returns for ADV Class shares and Class I shares of Legg Mason Partners All Cap Portfolio are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning February 1, 2000. The index returns for Class S2 shares is for the period beginning September 1, 2002.

(5)   Standard & Poor’s 500® Composite Stock Index measures the performance of securities of the largest companies in the United States.

(6)   The index returns for Class I shares of Janus Contrarian Portfolio are for the period beginning May 1, 2006. The index returns for Class S shares (adjusted) and Class S shares are for the period beginning October 1, 2000. The index returns for Class S2 shares is for the period beginnings September 1, 2002.

For a discussion by the sub-adviser regarding the performance of Janus Contrarian Portfolio for the fiscal year ended December 31, 2005, see Appendix A to this Proxy Statement/Prospectus. Additional information regarding Janus Contrarian Portfolio is included in Appendix C to this Proxy Statement/Prospectus.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because there are some similarities in the investment objectives and strategies of the Portfolios, many of the risks of investing in Janus Contrarian Portfolio are the same as the risks of investing in Legg Mason Partners All Cap Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares. The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.

Call Risk. Both Portfolios are subject to call risk. During periods of falling interest rates, a bond issuer may “call,” or repay, its high yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Debt Securities Risk. Both Portfolios are subject to debt securities risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. This is the risk that a Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk. Both Portfolios are subject to derivatives risk. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio’s investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio’s use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. Both Portfolios are subject to diversification risk. A Portfolio may be classified as a non-diversified investment company under the 1940 Act. This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a smaller number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

Equity Securities Risk. Both Portfolios are subject to equity securities risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market condition and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Both Portfolios are subject to foreign investment risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Manager Risk. Both Portfolios are subject to manager risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio’s principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market and Company Risk. Both Portfolios are subject to market and company risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Both Portfolios are subject to market capitalization risk. Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small- or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Mid-Capitalization Company Risk. Both Portfolios are subject to mid-capitalization company risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Securities Lending Risk. Both Portfolios are subject to securities lending risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Both Portfolios are subject to small-capitalization company risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Value Investing Risk. Both Portfolios are subject to value investing risk. A Portfolio may invest in “value” stocks. A Sub-Adviser may be wrong in its assessment of a company’s value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio’s relative performance may suffer.

Borrowing and Leverage Risk. Legg Mason Partners All Cap Portfolio is subject to borrowing and leverage risk. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio’s shares and in the Portfolio’s return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio’s return.

Convertible Securities Risk. Legg Mason Partners All Cap Portfolio is subject to convertible securities risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Emerging Markets Risk. Legg Mason Partners All Cap Portfolio is subject to emerging markets risk. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Growth Investing Risk. Legg Mason Partners All Cap Portfolio is subject to growth investing risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earning disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment Models Risk. Legg Mason Partners All Cap Portfolio is subject to investment models risk. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Restricted and Illiquid Securities Risk. Legg Mason Partners All Cap Portfolio is subject to restricted and illiquid securities risk. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Depositary Receipts Risk. Janus Contrarian Portfolio is subject to depositary receipts risk. The Portfolio may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

High-Yield, Lower-Grade Debt Securities Risk. Janus Contrarian Portfolio is subject to high-yield, lower-grade debt securities risk. High-yield debt securities (commonly referred to as “junk bonds”) generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

Interest Rate Risk. Janus Contrarian Portfolio is subject to interest rate risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to risk. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Liquidity Risk. Janus Contrarian Portfolio is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Maturity Risk. Janus Contrarian Portfolio is subject to maturity risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of the Portfolio’s fixed-income investments will affect the volatility of the Portfolio’s share price.

Sector Risk. Janus Contrarian Portfolio is subject to sector risk. A sector is a group of selected industries, such as technology. The Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent the Portfolio’s assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

Special Situations Risk. Janus Contrarian is subject to special situations risk. A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of Janus Contrarian Portfolio, see “Appendix C:  Additional Information Regarding Janus Contrarian Portfolio.”

Management Fees

Each Portfolio pays its respective investment adviser (“Adviser”) a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a % of Net Assets)

Legg Mason Partners All Cap Portfolio(1)(2)	0.750% on the first $500 million in combined assets; 0.700% on next $250 million; 0.650% on next $500 million; and 0.600% on assets in excess of $1.25 billion

Janus Contrarian Portfolio(3)	0.810% of first $250 million in combined assets; 0.770% on next $400 million; 0.730% on next $450 million; and 0.670% on amounts in excess of $1.1 billion

If the Reorganization is approved by shareholders, Janus Contrarian Portfolio will pay the same management fee currently in place. For more information regarding the management fees for each Portfolio, please see the SAI of each Portfolio, dated April 28, 2006.

(1)   For purposes of calculating advisory fees, the assets of Legg Mason Partners All Cap Portfolio are aggregated those of another Portfolio which is a separate series of ING Investors Trust.

(2)   DSL has contractually agreed to waive a portion of the advisory fee for Legg Mason Partners All Cap Portfolio. Based upon net assets as of December 31, 2006, the advisory fee waiver would equal 0.0056%. The advisory fee waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(3)   For purposes of calculating advisory fees, the assets of Janus Contrarian Portfolio are aggregated with those of another Portfolio that is a separate series of ING Investors Trust.

Sub-Adviser Fees

DSL, the Adviser to the Portfolios, pays ClearBridge and Janus, the sub-adviser to Legg Mason Partners All Cap Portfolio and Janus Contrarian Portfolio, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual sub-advisory fee paid by DSL to each Portfolio’s sub-adviser, as a percentage of that Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a % of Net Assets)

Legg Mason Partners All Cap Portfolio	0.400% on first $500 million; and 0.35% on assets in excess of $500 million

Janus Contrarian Portfolio	0.450% on first $500 million; 0.425% on next $500 million; and 0.400% thereafter

If the Reorganization is approved by shareholders, the Adviser will pay the sub-advisory fee to Janus, at the fee rate listed below:

Portfolio	New Sub-Adviser Fees (as a % of Net Assets)

Janus Contrarian Portfolio	0.450% on first $100 million; 0.400% on next $100 million; 0.350% on next $200 million; 0.325% on next $500 million; and 0.300% thereafter

Administration Fees

The Management Agreement between ING Investors Trust ("IIT" or the "Trust"), on behalf of the Portfolios, and the investment adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees for the Portfolio.

Distribution and Service Fees

Each Portfolio pays the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” on page 21. Because these fees are paid out of the Portfolios’ assets on an ongoing basis over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ING Funds Distributor, LLC (“IFD”) has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

Expense Limitation Arrangements

In connection with the Reorganization, DSL has contractually agreed to waive all or a portion of its investment management fee and/or reimburse expenses so that ADV Class, Class I, Class S and Class S2 shares’ net operating expenses do not exceed 1.34%, 0.74%, 0.99% and 1.14%, respectively. This expense limit will be in effect from April 30, 2007 through May 1, 2009 and there is no guarantee that the expense limit will continue after that date.

There is no expense limitation agreement in place for Legg Mason Partners All Cap Portfolio.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Legg Mason Partners All Cap Portfolio	Janus Contrarian Portfolio

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

Neither Legg Mason Partners All Cap Portfolio nor Janus Contrarian Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by the Portfolios for the period ended June 30, 2006. Pro forma fees show estimated fees of Janus Contrarian Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. Pro forma numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses
As of June 30, 2006 (Unaudited)(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Distribution (12b-1) Fee(2)	Shareholder Servicing Fee	Other Expenses	Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment(3)		Net Expenses
ADV CLASS
Legg Mason Partners All Cap Portfolio(5)	0.74%	0.50%	0.25%	0.00%	1.49%	(0.15)%		1.34%
Janus Contrarian Portfolio(5)(6)	0.77%	0.50%	0.25%	0.01%	1.53%	(0.15)%		1.38%
Janus Contrarian Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)	0.74%	0.50%	0.25%	0.00%	1.49%	(0.15	)%(4)	1.34%
CLASS I
Legg Mason Partners All Cap Portfolio(5)	0.74%	N/A	N/A	0.00%	0.74%	—		0.74%
Janus Contrarian Portfolio(5)	0.77%	N/A	N/A	0.01%	0.78%	—		0.78%
Janus Contrarian Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)	0.74%	N/A	N/A	0.00%	0.74%	—		0.74%

(1)

The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2006, as adjusted for contractual changes and waivers, if any.

(2)

IFD has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(3)

DSL has contractually agreed to waive a portion of the advisory fee. Based upon net assets as of December 31, 2006, the advisory fee waiver would equal 0.0056%. The advisory fee waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(4)

In connection with the Reorganization, DSL has contractually agreed to waive all or a portion of its investment management fee and/or reimburse expenses so that ADV Class, Class I, Class S and Class S2 shares’ net operating expenses do not exceed 1.34%, 0.74%, 0.99% and 1.14%, respectively. This expense limit will be in effect from April 30, 2007 through May 1, 2009, however, there is no guarantee that the expense limit will continue after that date.

(5)

The Management Agreement between the Trust, on behalf of each Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of each Portfolio, and pays for the services and information necessary to the proper conduct of each Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

(6)

For ADV Class shares of Janus Contrarian Portfolio, because the ADV Class shares had not commenced operations as of June 30, 2006, expenses are based on the Portfolio’s actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to the Portfolio, has agreed.

Annual Portfolio Operating Expenses
As of June 30, 2006 (Unaudited)(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fees(2)	Distribution (12b-1) Fee(3)	Shareholder Servicing Fee	Other Expenses	Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment		Net Expenses
CLASS S
Legg Mason Partners All Cap Portfolio(4)	0.74%	N/A	0.25%	0.00%	0.99%	—		0.99%
Janus Contrarian Portfolio(4)	0.77%	N/A	0.25%	0.01%	1.03%	(0.00)%		1.03%
Janus Contrarian Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)	0.74%	N/A	0.25%	0.00%	0.99%	—		0.99%
CLASS S2
Legg Mason Partners All Cap Portfolio(4)	0.74%	0.25%	0.25%	0.00%	1.24%	(0.10)%		1.14%
Janus Contrarian Portfolio(4)	0.77%	0.25%	0.25%	0.01%	1.28%	(0.10)%		1.18%
Janus Contrarian Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)	0.74%	0.25%	0.25%	0.00%	1.24%	(0.10	)%(4)	1.14%

(1)

The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2006, as adjusted for contractual changes and waivers, if any.

(2)

DSL has contractually agreed to waive a portion of the advisory fee. Based upon net assets as of December, 31, 2006, the advisory fee waiver would equal 0.0056%. The advisory fee waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)

IFD has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(4)

The Management Agreement between the Trust, on behalf of each Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of each Portfolio, and pays for the services and information necessary to the proper conduct of each Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

Examples. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

	Legg Mason Partners All Cap Portfolio				Janus Contrarian Portfolio*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class *	$136	$456	$799	$1,767	$140	$469	$820	$1,811
Class I	$76	$237	$411	$918	$80	$249	$433	$966
Class S	$101	$315	$547	$1,213	$105	$328	$569	$1,259
Class S2*	$116	$384	$671	$1,491	$120	$396	$693	$1,536

	Estimated Janus Contrarian Portfolio Pro Forma:**
	1 Year	3 Years	5 Years	10 Years
ADV Class*	$136	$456	$799	$1,767
Class I	$76	$237	$411	$918
Class S	$101	$315	$547	$1,213
Class S2*	$116	$384	$671	$1,491

*              The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

**           Estimated.

General Information

Certain holdings of Legg Mason Partners All Cap Portfolio that are transferred to Janus Contrarian Portfolio in connection with the Reorganization may be sold prior to or shortly after the Reorganization. Such sales may result in increased transaction costs and the realization of taxable gains or losses for Janus Contrarian Portfolio.

Key Differences in Rights of ING Legg Mason Partners All Cap Portfolio’s Shareholders and ING Janus Contrarian Portfolio’s Shareholders

Legg Mason Partners All Cap Portfolio and Janus Contrarian Portfolio are each organized as a separate series of IIT, which is a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. As such, both are governed by the laws of the commonwealth of Massachusetts. There is no difference in the rights of shareholders of the Portfolios. The rights and powers contained in the Declaration of Trust and Bylaws include the following:

•      Shareholders have the power to amend the Declaration of Trust, but Trustees may also do so if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to supply any omission or to cure any ambiguous, defective or inconsistent provisions. No amendment to the Declaration of Trust shall repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder involved.

•      The shareholders shall have the power to vote with respect to the election and removal of Trustees, investment advisory contract, merger, consolidation or sale of assets.

•      The Trustees have the power to amend Bylaws.

Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Portfolio. As such, shareholders have no personal liability for each Portfolio’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix B.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Legg Mason Partners All Cap Portfolio in exchange for shares of beneficial interest of Janus Contrarian Portfolio and the assumption by Janus Contrarian Portfolio of Legg Mason Partners All Cap Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of Janus Contrarian Portfolio shares to shareholders of Legg Mason Partners All Cap Portfolio, as provided for in the Reorganization Agreement. Legg Mason Partners All Cap Portfolio will then be liquidated.

Each shareholder of ADV Class, Class I, Class S, and Class S2 shares of Legg Mason Partners All Cap Portfolio will hold, immediately after the Closing Date, the corresponding share classes of Janus Contrarian Portfolio having an aggregate value equal to the aggregate value of the shares of Legg Mason Partners All Cap Portfolio held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of Janus Contrarian Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Legg Mason Partners All Cap Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. DSL also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Board of Trustees of the Portfolios at a meeting held on January 11, 2007. The Trustees of the Portfolios, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Portfolios and their shareholders.

The Reorganization will allow Legg Mason Partners All Cap Portfolio’s shareholders to continue to participate in a professionally-managed portfolio that seeks long-term growth of capital. Additionally, the proposed Reorganization is expected to result in the same net expenses for shareholders of Legg Mason Partners All Cap Portfolio.

Board Considerations

The Board of Trustees of Legg Mason Partners All Cap Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

•      the plans of management to reduce overlap in funds in the ING Fund complex;

•      the potential benefits of the transaction to shareholders, including that the surviving Portfolio would have a larger asset base and should be better positioned to achieve economies of scale;

•      the relative investment performance of Legg Mason Partners All Cap Portfolio as compared to Janus Contrarian Portfolio, including that Janus Contrarian Portfolio’s calendar year performance for the most recent three of the past five years as well as its year-to-date, one-, three- and five-year periods is superior to that of Legg Mason Partners All Cap Portfolio;

•      expense ratios and information regarding fees and expenses of the Portfolios, including that a new investment management fee waiver will be implemented with respect to ADV Class, Class I, Class S and Class S2 shares of Janus Contrarian Portfolio in connection with the Reorganization;

•      the relative size of the Portfolios and the fact that the surviving Portfolio, which is Janus Contrarian Portfolio, is a smaller portfolio in terms of assets;

•      that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the separate accounts) or the interests of Variable Contract Owners or Plan Participants;

•      the similarities and differences between investment objectives and strategies of Janus Contrarian Portfolio and those of Legg Mason Partners All Cap Portfolio;

•      all fees and expenses in connection with the Reorganization will be borne by DSL, and not the Portfolios;

•      the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

•      any benefits that may be realized by the Adviser following the Reorganization; and

•      the tax consequences of the Reorganization to Legg Mason Partners All Cap Portfolio and its shareholders, including the tax-free nature of the transaction.

The Board of Trustees also considered the future potential benefits to DSL in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

The Trustees of Legg Mason Partners All Cap Portfolio recommend that shareholders approve the Reorganization with Janus Contrarian Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither Legg Mason Partners All Cap Portfolio nor its shareholders, nor Janus Contrarian Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne by DSL, the Adviser to the Portfolios. The costs of the Reorganization shall include, but not be limited to, costs associated with the preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Legg Mason Partners All Cap Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through separate accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the Legg Mason Partners All Cap Portfolio will be allocated to the Janus Contrarian Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Legg Mason Partners Cap Portfolio and Janus Contrarian Portfolio are each a series of IIT, an open-end management investment company organized as a Massachusetts business trust. IIT is governed by a Board of Trustees consisting of eleven members. For more information on the history of the Trust, see its SAI.

Advisers

DSL, a New York corporation, serves as the Adviser to the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser. As of June 30, 2006, DSL managed over $24.5 billion in registered investment company assets(*). DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has each engaged a sub-adviser to provide the day-to-day management of each Portfolio. DSL is responsible for monitoring the investment programs and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either a Portfolio’s Board or its Adviser. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or the investment adviser may assume day-to-day investment management of the Portfolio.

For information regarding the basis for the Boards’ approval of portfolio management relationships, please refer to each Legg Mason Partners All Cap Portfolio’s annual report dated December 31, 2005, and Janus Contrarian Portfolio annual report, dated December 31, 2005. DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

Distributor

IFD serves as the distributor and principal underwriter for the Portfolios. It is located at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 and is a member of the NASD.

To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasd.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

Dividends, Distributions and Taxes

Each Portfolio distributes to its insurance company separate accounts substantially all its net investment income and net capital gains, if any, each year. Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code. As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contacts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company’s separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

(*) This reflects the assets under management of DSI before it was reorganized into DSL, effective December 31, 2006.

If the Reorganization Agreement is approved by Legg Mason Partners All Cap Portfolio’s shareholders, then as soon as practicable before the Closing Date, Legg Mason Partners All Cap Portfolio will pay insurance company separate accounts that own its shares a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2006, and on a pro forma basis as of June 30, 2006 giving effect to the Reorganization:

	Net Assets	Net Asset Value Per Share	Shares Outstanding

Legg Mason Partners All Cap Portfolio
ADV Class	$982	$13.83	71
Class I	$988	$13.92	71
Class S	$360,940,443	$13.91	25,945,597
Class S2	$23,840,424	$13.84	1,721,990

Janus Contrarian Portfolio
ADV Class	n/a	n/a	n/a
Class I	$970	$13.29	73
Class S	$111,255,308	$13.29	8,373,998
Class S2	$5,102,286	$13.22	386,073

Pro Forma – Janus Contrarian Portfolio including Legg Mason Partners All Cap Portfolio
ADV Class	$982	$13.83	71
Class I	$1,958	$13.29	147	(1)
Class S	$472,195,751	$13.29	35,541,372	(1)
Class S2	$28,942,710	$13.22	2,189,999	(1)

(1)           Reflects new shares issued, net of retired shares of Legg Mason Partners All Cap Portfolio of 3, 1,221,777 and 81,936 for Classes I, S and S2 respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about March 20, 2007. In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-366-0066.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Legg Mason Partners All Cap Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Legg Mason Partners All Cap Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Participating Insurance Companies will vote the Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Legg Mason Partners All Cap Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

Only shareholders of Legg Mason All Cap Partners Portfolio at the close of business on February 2, 2007 (the “Record Date”) will be entitled to be present and give voting instructions for Legg Mason All Cap Partners Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on April 23, 2007.

Class	Shares Outstanding
ADV Class	71.0630
Class I	70.7170
Class S	24,098,106.1280
Class S2	1,676,298.3130
Total	25,774,546.2210

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of February 2, 2007, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix D hereto lists the persons that, as of February 2, 2007, owned beneficially or of record 5% or more of the outstanding shares of any Class of Legg Mason Partners All Cap Portfolio or Janus Contrarian Portfolio.

Other Matters to Come Before the Special Meeting

Legg Mason Partners All Cap Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Legg Mason Partners All Cap Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Legg Mason Partners All Cap Portfolio’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

March 20, 2007
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

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APPENDIX A

PORTFOLIO MANAGER’S REPORT FOR ING JANUS CONTRARIAN PORTFOLIO

Set forth below is an excerpt from ING Janus Contrarian Portfolio’s semi-annual report dated December 31, 2005.

*              *              *              *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2005

In our semi-annual report, we referred to mixed markets in which the U.S. investor lost on both domestic and international stocks, with gains in the latter trumped by the rebounding U.S. dollar. In the second half, global equities registered solid gains, although foreign markets ended the 2005 year more convincingly. The Morgan Stanley Capital International (“MSCI”) World® Index(1) calculated in dollars, including net reinvested dividends rose 10.3% for the six months ended December 31, 2005, and 9.5% for the full year. As for currencies, the dollar extended its first half run for the six months ended December 31, 2005, rising 2.1% against the euro (12.6% for the full year), 6.2% against the yen (14.7% for the full year), and 3.8% against the pound (10.2% for the full year). Commentators explained the U.S. dollar’s unexpected strength by pointing to relatively high U.S. interest rates, the re-cycling of oil exporters’ burgeoning wealth into dollar securities, the tax-related “repatriation” into dollars of U.S. corporations’ foreign currency balances, and, regarding the yen’s particular weakness, non-Japanese investors pouring money into the stock market but hedging their currency risk. Each dynamic was losing steam by 2005 year-end.

For more than a year, the main issue for U.S. fixed-income investors had been the unexpected flattening of the yield curve, i.e. the shrinking difference between short-term and long-term interest rates. From June 2004 through June 2005 the Federal Open Market Committee (“FOMC”) had raised the Federal Funds Rate by 25 basis points nine times, pulling other short-term rates up. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 0.71% over the same thirteen months. This was put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad, consistent productivity growth at home and foreign investors’ hunger for U.S. investments. Occasionally in the second half, for example when Hurricane Katrina and Rita affected oil prices, having peaked near $70 per barrel at the end of August 2005, there looked to be filtering through to general prices, the trend seemed about to break. Nevertheless, in the end the forces of curve flattening prevailed. By December 31, 2005, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. For the six months ended December 31, 2005, the yield on the ten-year Treasury rose by 45 basis points to 4.39% (17 basis points for the full year), and on 13-week U.S. Treasury Bills by 93 basis points (180 basis points for the full year) to 3.98%. The returns on the broad Lehman Brothers Aggregate Bond Index(2) and the Lehman Brothers High Yield Bond Index(3) was -0.1% and 1.6% for the six months ended December 31, 2005, and 2.4% and 2.7% for the full year, respectively.

The U.S. equities market in the form of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”)(4), added 5.8% including dividends in the latter half of 2005 and 4.9% for the full year, thanks to gains of 3.5% in July and November of 2005. Other months were flat to down and by 2005 year end, the market, trading at a fairly undemanding price-to-earnings level of about 16 times earnings for the current fiscal year, was definitely struggling. Stock investors were initially encouraged by bullish economic reports and even more by second quarter company earnings figures, which were on average up more than 10% year over year. The optimistic mood lasted into early August of 2005, when the S&P 500 Index reached a four-year high, before drifting back as resurgent oil prices made records almost daily. In September and October of 2005 with Hurricanes Katrina and Rita seldom out of the news, two attempted rallies fizzled. High prices at the gas pump were already here. An expensive winter for heating fuel was certain. Sharply rising factory prices started to be found in local Federal Reserve and purchasing managers’ reports and, with consumer confidence slumping, the word “stagflation” was heard more than once. In spite of this, as November approached, an evidently swift recovery from the Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through mid-December 2005, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product (“GDP”) growth, at 4.1% per annum, was the envy of the developed world. Yet the market gave back nearly 1.6% between Christmas and New Year, when new reports suggested that the end of the bubbling housing market might be at hand. Rising house prices had encouraged the consumer spending that was largely behind robust GDP growth; spending that is, by people who on average were saving little, if anything.

In international markets Japan was the shining star of the second half, soaring 33.3%, based on the MSCI Japan® Index(5) in dollars plus net dividends for the six months ended December 31, 2005, and 25.5% for the full year, as the market repeatedly broke five-year records amid new optimism. Investors, albeit mainly foreign ones, came to the belief that Japan is reemerging as a balanced economy and less dependent on exports. Japanese corporations and banks have repaired their balance sheets at last. Rising wages are supporting domestic demand, in addition to an expected end to deflation, seems at hand. European ex UK markets leaped 11.8%, according to the MSCI Europe ex UK® Index(6) in dollars including net dividends for the six months ended December 31, 2005 (10.5% for the full year) and 14.7% in local currencies (27.7% for the full year) to the best levels in over four years, despite the first interest rate increase, to 2.5%, in over five years. Mounting evidence of a recovery in local demand, resilient profits and an upsurge of merger and acquisition activity boosted markets that are not particularly expensive. UK equities advanced 6.4% in the six months ended December 31, 2005 (7.4% for the full year) based on the MSCI UK® Index(7) in dollars including net dividends, concealing a more impressive 11.1% increase in pounds (20.1% for the full year), to the highest in four years. The period was dominated by the effect of five interest rate increases to restrain over-stretched consumers and soaring real estate prices. Yet, in the face of mostly miserable economic reports, and despite terrorist attacks in London over two days in July of 2005, investors, encouraged by merger and acquisition activity, supported an inexpensive market yielding over 3%.

(1)   The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)   The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)   The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4)   The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are trade on major U.S. stock markets.

(5)   The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)   The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)   The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call 1-800-992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *              *

The ING Janus Contrarian Portfolio (formerly, ING Janus Special Equity Portfolio, the “Portfolio”) seeks capital appreciation. The Portfolio is managed by David C. Decker, Executive Vice President and Portfolio Manager, Janus Capital Management LLC — the Sub-Adviser.

Performance: For the year ended December 31, 2005, the Portfolio’s Class S provided a total return of 15.61% compared to the Standard & Poor’s 500 Composite Stock Price˛ (“S&P 500”) Index, which returned 4.91% for the same period.

Portfolio Specifics: The Portfolio’s outperformance in the period can be attributed primarily to an overweight exposure to the energy sector, which is roughly double that of its benchmark index. There were also a number of picks from the industrials group that posted impressive gains. In contrast, the Portfolio’s overweight consumer discretionary position weighed on results, as consumer discretionary stocks in general were weak performers for the market. Finally, select utilities holdings fell short of our expectations and also held back the Portfolio’s relative results.

The Portfolio has performed quite well for the past few years, specifically beginning in March 2003, when investor enthusiasm reached a severe low. Opportunities to buy good companies at severely depressed valuations were prevalent, as investors, fresh off two terrible years in the market, were in no mood to embrace risk. As contrarians, we tried to take advantage of the environment and were rewarded with substantial gains in companies such as Apple Computer and E*TRADE. I think there is no question that the opportunities of the past few years are fewer today, particularly in the U.S. market. This is the primary reason for the increased proportion of non-U.S. securities in the Portfolio over the period, which stood at approximately 36% at the end of the period. This is not to say that opportunities do not exist in the U.S. market; it is simply to suggest that we are currently finding better opportunities abroad. When one views the investment universe as simply an exercise in risk analysis, geographic borders become less relevant. In other words, because the associated country and political risks have already been factored into the investment decision, if I feel an investment opportunity in Japan offers a more compelling risk/reward than an opportunity in the U.S., it is not in the Portfolio’s best interest to ignore that opportunity simply because it will increase the foreign exposure. Nonetheless, risk is not priced as cheaply as it was, and I would not expect the Portfolio or the global markets to provide the same returns over the next three years as has been the case for the past three. Apple Computer was up 123% during the period. We sold (admittedly early) a substantial percentage of the Portfolio’s investment in Apple during the period, as it is not really a contrarian investment anymore, and the valuation is not as compelling. This is not to suggest that I don’t think it will continue to increase in value from here, only that the risk/reward currently does not warrant it being a significant position in the Portfolio.

Another positive contributor to performance was Reliance Industries, an Indian conglomerate that was up nearly 69% during the period. Despite the strong performance, it remains one of the largest positions in the Portfolio. Not only do we believe it is undervalued on current cash flow, but it has important assets in telecommunications and natural gas that we do not believe are being properly valued.

Detractors Included Select Consumer Discretionary and Industrial Holdings

With respect to the previous 12-months, while the Portfolio’s overall performance relative to the S&P 500˛ Index was solid, a couple of decisions negatively affected the absolute performance of the Portfolio. I am always trying to minimize the downside from poor decisions, but in a few important cases, I failed to do so.

In contrarian investing, we are often trying to find the proverbial “good house in a bad neighborhood.”  Valuation anomalies will often exist in this environment, but it is very important to make sure that the neighborhood itself is not deteriorating. When this occurs, even if we are right, we will still likely lose money.

Two investments that negatively affected the performance of the Portfolio fall into this category: Lear and Echostar. Lear has been a longtime holding and has been an important contributor to past performance. Last year, I sold much of the position after the stock had moved to what I believed was close to fair value and have since sold the rest of the position. As the conditions of the U.S. auto industry deteriorated over the past year, Lear’s fundamentals deteriorated much more rapidly than I had predicted. Despite the fact that I have strong confidence in the management, I chose to sell the entire position because I do not have enough confidence in the company’s ability to thrive in this extremely difficult environment. However, it is a company that I may very well revisit when I feel the valuation fully incorporates the worst.

Echostar was another poor performer over the past year. I have long admired management and the company’s highly cash flow positive business model. While the firm continues to execute, there is no question that media distribution is becoming intensely more competitive. I specifically avoided the cable industry due to concerns about declining incremental returns on capital — a decision that has proven correct. Unfortunately, I failed to recognize that, while not as severe, a similar dynamic is occurring in the satellite distribution of media. Subscriber acquisition costs and churn continue to drift up and the expected revenue increases are not following. I still believe the stock is attractively valued, however, I feel the risk/reward potential has diminished and have reduced our stake in the company. Unfortunately, my slow recognition of this dynamic damaged the performance of the Portfolio.

Other important negative contributors to the Portfolio during the period were Interpublic Group, Tyco and British Sky Broadcasting (BSkyB). I believe Interpublic Group is a turnaround that is unfortunately not turning around. In order for it to solve its cost structure problems, it needs to improve its revenue. Given the valuation, we maintained part of the position, though we chose to reduce the position substantially this year. Tyco has been an excellent investment for the Portfolio over the past three years, but in the previous 12-months, it has declined more than 18%. Although we trimmed some of our stake in the company prior to this decline, we remain confident that the new management team will be able to extract the considerable value we believe exists and therefore maintained our position. We also increased our position in BSkyB, a satellite distributor of media in the U.K. BSkyB is suffering from some of the same dynamics as Echostar, but we believe the competitive environment is less severe and the valuation is very attractive.

Current Strategy and Outlook:  Despite the fact that I believe value is getting tougher to find, we were recently able to take advantage of the pullback in the global markets to add several new positions to the Portfolio. This confirms my view that our outstanding team of analysts and I can always identify 40 to 50 names globally that offer a compelling risk/reward, irrespective of the condition of the markets. I look forward to discussing these and other companies in more detail in future letters.

Average Annual Total Returns for the Periods Ended December 31, 2005

	1 Year	Since Inception of Class S October 2, 2000		Since Inception of Class S2 September 9, 2002

Class S	15.61%	4.78%		—
Class S2	15.39%	—		22.78%
S&P 500 Index(1)	4.91%	(1.03	)%(2)	11.72	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Janus Special Equity Portfolio against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total returns do not include charges imposed by the insurance company separate account. If these were included, performance would be lower.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expense been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call 1-800-922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)   The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(2)   Since inception performance for the index is shown from October 1, 2000.

(3)   Since inception performance for the index is shown from September 1, 2002.

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 11th day of January 11, 2007, by and between ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of ING Janus Contrarian Portfolio (the “Acquiring Portfolio”), a separate series of the Trust, and the Trust, on behalf of ING Legg Mason Partners All Cap Portfolio (the “Acquired Portfolio”), another separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class, Service Class, Service 2 Class and Institutional Class voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are each a series of an open-end, registered investment company of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities, as described in paragraph 1.3 herein, of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.                              Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Portfolio, to the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio’s shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”), on a pro rata basis within that class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be so credited to Adviser Class, Service Class, Service 2 Class and Institutional Class Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Adviser Class, Service Class, Service 2 Class and Institutional Class shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                      VALUATION

2.1.                              The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.                              The net asset value of a Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.                              The number of the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Adviser Class, Service Class, Service 2 Class and Institutional Class shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4.                              All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by the Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent accountants.

3.                                      CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be April 28, 2007, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date, unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.                              The Acquired Portfolio shall direct The Bank of New York, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two (2) business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five (5) business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              The Acquired Portfolio shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Adviser Class, Service Class, Service 2 Class and Institutional Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.                              Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a)                                  The Acquired Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                                 The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)                                    The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)                                 All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)                                 Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                                     The Statement of Assets and Liabilities, Statements of Operations, Statement of Changes in Net Assets and Portfolios of Investments of the Acquired Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)                                     Since December 31, 2005, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)                                  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                                     For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)                               All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)                                 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                                 The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                                 The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                              Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a)                                  The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                                 The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)                                    The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)                                 Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                                 The Statement of Assets and Liabilities, Statements of Operations, Statement of Changes in Net Assets and Portfolios of Investments of the Acquiring Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)                                     Since December 31, 2005, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (for purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)                                     On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                                  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)                                     All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)                               The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                                 The Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)                                 The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                                 That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.                              The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Portfolio covenants that the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquired Portfolio will provide the Acquiring Portfolio’s Portfolio information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares received at the Closing.

5.8.                              The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              The Trust shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

6.3.                              The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              The Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.                              The Trust shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4.                              The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.                              The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither the Acquired Portfolio nor the Acquiring Portfolio may waive the conditions set forth in this paragraph 8.1;

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                              All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                              The parties shall have received the opinion of Dechert LLP addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquired Portfolio nor the Acquiring Portfolio may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.                              The Acquired Portfolio, and the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                                 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring and Acquired Portfolio, Directed Services, LLC. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.                        The Acquired Portfolio and the Acquiring Portfolio agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before August 31, 2007, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, at 7337 East Doubletree Ranch Road, Scottsdale,

Arizona 85258-2034, attn: Huey Falgout, Jr, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.                        This Agreement shall be governed by and construed in accordance with the laws of the State of Massachusetts without regard to its principles of conflicts of laws.

14.4.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Portfolio, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	ING INVESTORS TRUST on behalf of its
ING JANUS CONTRARIAN PORTFOLIO
Series

By:
Secretary
Title:

Attest:	ING INVESTORS TRUST on behalf of its
ING LEGG MASON PARTNERS ALL CAP
PORTFOLIO Series

By:
Secretary
Title:

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APPENDIX C

ADDITIONAL INFORMATION REGARDING

ING JANUS CONTRARIAN PORTFOLIO

(“PORTFOLIO”)

SHAREHOLDER GUIDE

Interests of the Holders of Variable Insurance Contracts and Polices and Qualified Retirement Plans

The Portfolio is available to serve as an investment option offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”) and as an investment option to qualified pension and retirement plans (“Qualified Plans”). The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying Treasury Regulations. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (“Board”) intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

Determination of Net Asset Value

The NAV per share of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets, subtracting the Portfolio’s liabilities, and dividing by the number of shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•                                          Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                                          Securities of an issuer that has entered into a restructuring;

•                                          Securities whose trading has been halted or suspended;

•                                          Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                                          Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Investment Adviser

Directed Services, LLC (“DSL” or Adviser”), a Delaware limited liability company, serves as the adviser to Janus Contrarian Portfolio(1). DSL has overall responsibility for the management of the Portfolio. DS provides or oversees all investment advisory and portfolio management services for, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

DSL is registered with the SEC as an investment adviser and is registered with the NASD as a broker-dealer. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of June 30, 2006, DSL managed over $24.5 billion in registered investment company assets(2). The principal address of DSL is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s portfolio. DSL is responsible for monitoring the investment program and performance of the Portfolio’s sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

(1)                               Prior to December 31, 2006, the Portfolios were advised by Directed Services, Inc. (“DSI”).  Effective December 31, 2006, DSI was reorganized into a limited liability company and renamed Directed Services, LLC (“DSL”). As part of this internal reorganization among ING affiliates, the investment advisory functions of DSI and ING Life Insurance and Annuity Company (“ILIAC”), both wholly-owned subsidiaries of ING Groep N.V., were consolidated into DSL, effective December 31, 2006.  DSL is a dually registered investment adviser and broker-dealer.  The management personnel responsible for the provision of investment advisory services to the Portfolio and the nature and level of services provided to the Portfolio will not change as a result of the internal reorganization.

(2)                               This reflects the assets under management of DSI before it was reorganized into DSL effective December 31, 2006.

Sub-Adviser

DSL has engaged Janus Capital Management LLC (“Janus” or “Sub-Adviser”) as Sub-Adviser to the Portfolio. The principal address of Janus is 151 Detroit Street, Denver, CO 80206. As of June 30, 2006, Janus managed approximately $153.4 billion in mutual fund assets.

David C. Decker has served as the portfolio manager for the Portfolio since its inception. Mr. Decker joined Janus in 1992 and has managed various other mutual funds and private accounts since that time.

The Sub-Adviser, subject to the supervision of DSL and the Board, is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies. The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

DSL has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio’s investment objective.

DSL pays the Sub-Adviser a fee at an annual rate based on the average daily net asset value of the Portfolio. DSL pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s Statement of Additional Information, dated April 28, 2006, provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolio. DSL procures and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. DSL also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by the Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

ING Investors Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Adviser its portfolio management fee. The management fee paid to DSL is distinct because ING Investors Trust has a “bundled” fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for the Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

Pursuant to an Administrative Services Sub-Contract between ING Investors Trust, on behalf of the Portfolio and ING Funds Services, LLC (“IFS”), IFS has agreed to provide certain administrative services necessary to properly conduct the Portfolio’s business. IFS also acts as liaison among other service providers to the Portfolio, and is responsible for monitoring the Portfolio’s compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC (“IFD” or the “Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware corporation with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasd.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Service Class (“Class S”), Service 2 Class, Adviser Class and Institutional Class. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

Service Fees

ING Investors Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S shares of the Portfolio. The Agreement allows the Distributor to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio. Under the Agreement, the Portfolio makes payments to IFD at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering the Portfolio as an Investment Option in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio’s Adviser or its Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD. IFD has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company’s Variable Contracts. As of the date of this prospectus, ING has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and ING USA Annuity and Life Insurance Company. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Since the Portfolio is sub-advised by an ING Groep entity, ING may retain more revenue than on other ING portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolio, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary’s customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.”  Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.

Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation polices and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI for the Portfolio. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (i.e., the Portfolio will post the quarter ending June 30 holdings on August 1).

The Portfolio’s complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Janus Contrarian Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2006, which is unaudited.

	Class I	Class S
	April 28, 2006(3) to June 30,	Six Months Ended June 30,		Year Ended December 31,
	2006	2006		2005		2004	2003	2002	2001
	(Unaudited)	(Unaudited)
Per Share Operating Performance:	$13.88	12.72		11.01		9.40	6.25	8.44	8.91
Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income (loss)	$0.05 *	0.04	*	0.04	*	0.01	(0.03)	(0.03)	0.00 **
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.64)	0.53		1.68		1.60	3.18	(2.16)	(0.45)
Total from investment operations	$(0.59)	0.57		1.72		1.61	3.15	(2.19)	(0.45)
Less distributions from:
Net investment income	$—	—		0.01		—	—	—	0.02
Total distributions	$—	—		0.01		—	—	—	0.02
Net asset value, end of period	$13.29	13.29		12.72		11.01	9.40	6.25	8.44
Total Return(1)%	(4.25)	4.48		15.61		17.13	50.40	(25.95)	(5.03)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	111,255		81,925		65,770	53,873	21,815	26,151
Ratios to average net assets:
Net expenses after brokerage commission recapture(2)%	0.78	1.03		1.05		1.05	1.08	1.07	1.11
Gross expenses prior to brokerage commission recapture(2)%	0.78	1.03		1.05		1.06	1.11	1.11	1.11
Net investment income (loss) after brokerage commission recapture(2)%	2.32	0.60		0.34		0.14	(0.50)	(0.42)	0.25
Portfolio turnover rate %	22	22		47		33	43	54	95

	Class S2
	Six Months Ended June 30,	Year Ended December 31,				September 9, 2002(3) to December 31,
	2006	2005		2004	2003	2002
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$12.66	10.98		9.39	6.25	6.42
Income (loss) from investment operations:
Net investment income (loss)	$0.03*	0.02	*	(0.02)	(0.04)	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.53	1.67		1.61	3.18	(0.16)
Total from investment operations	$0.56	1.69		1.59	3.14	(0.17)
Less distributions from:
Net investment income	$—	0.01		—	—	—
Total distributions	$—	0.01		—	—	—
Net asset value, end of period	$13.22	12.66		10.98	9.39	6.25
Total Return(1)%	4.42	15.39		16.93	50.24	(2.65)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,102	3,756		2,178	802	65
Ratios to average net assets:
Net expenses after brokerage commission recapture and after expense waiver(2)(4)%	1.18	1.20		1.20	1.23	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(2)(4)%	1.18	1.20		1.21	1.26	1.26
Gross expense prior to brokerage commission recapture and prior to expense waiver(2)%	1.28	1.30		1.21	1.26	1.26
Net investment income (loss) after expense waiver and brokerage commission recapture(2)(4)%	0.46	0.22		(0.07)	(0.76)	(0.74)
Portfolio turnover rate %	22	47		33	43	54

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Commencement of operations.

(4)

Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

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APPENDIX D

Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of February 2, 2007:

ING Legg Mason Partners All Cap Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Life Insurance & Annuity Company	98.2% ADV Class;	0.0%	0.0%
151 Farmington Ave.	98.2% Class I;
Hartford, CT 06156-0001	Beneficial

ING USA Annuity and Life Insurance Company	98.9% S Class;	99.0%	30.0%
1475 Dunwoody Dr.	99.9% S2 Class;
West Chester, PA 19380-1478	Beneficial

ING Janus Contrarian Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Life Insurance & Annuity Company	98.4% ADV Class;	0.0%	0.0%
151 Farmington Ave.	98.2% Class I;
Hartford, CT 06156-0001	Beneficial

ING USA Annuity and Life Insurance Company	99.4% S Class;	99.4%	30.0%
1475 Dunwoody Dr.	99.9% S2 Class;
West Chester, PA 19380-1478	Beneficial

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on February 2, 2007.

D-1

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PART B

ING INVESTORS TRUST

Statement of Additional Information

March 20, 2007

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
ING Legg Mason Partners All Cap Portfolio	ING Janus Contrarian Portfolio
(a series of ING Investors Trust)	(a series of ING Investors Trust)
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust (“SAI”) is available to the shareholders of ING Legg Mason Partners All Cap Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING Legg Mason Partners All Cap Portfolio will be transferred to ING Janus Contrarian Portfolio in exchange for shares of ING Janus Contrarian Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                         The SAI for ING Janus Contrarian Portfolio, dated April 28, 2006, as filed on April 27, 2006, and the SAI for ING Legg Mason Partners All Cap Portfolio, dated April 28, 2006, as filed on April 27, 2006.

2.                         The Financial Statements of ING Janus Contrarian Portfolio and ING Legg Mason Partners All Cap Portfolio are included in the Annual Report, dated December 31, 2005, as filed on March 10, 2006, and the Semi-Annual Report, dated June 30, 2006, as filed on August 31, 2006.

This SAI is not a prospectus. A Prospectus/Proxy Statement dated March 20, 2007, relating to the Reorganization of ING Legg Mason Partners All Cap Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066. This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2006. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2006 (Unaudited)

	ING Legg Mason Partners All Cap Portfolio	ING Janus Contrarian Portfolio	Pro Forma Adjustments	ING Janus Contrarian Portfolio Pro Forma Combined

ASSETS:
Investments in securities at value+*	$378,510,812	$115,670,026		$494,180,838
Short-term investments at amortized cost	61,065,710	24,324,776		85,390,486
Cash	6,060,604	—		6,060,604
Foreign currencies at value**	23,029	70,899		93,928
Receivables:
Fund shares sold	6,765	250,168		256,933
Dividends and interest	663,406	201,558		864,964
Unrealized appreciation on forward foreign currency contracts	—	13,981		13,981
Prepaid expenses	4,804	812		5,616
Total assets	446,335,130	140,532,220		586,867,350

LIABILITIES:
Payable for fund shares redeemed	173,870	—		173,870
Payable upon receipt of securities loaned	61,065,710	23,325,189		84,390,899
Unrealized depreciation on forward currency contracts	—	373,041		373,041
Accrued unified fees	231,915	72,051		303,966
Accrued distribution and service fees	80,798	23,895		104,693
Payable to custodian due to bank overdraft	—	339,240		339,240
Other accrued expenses and liabilities	—	40,240		40,240
Total liabilities	61,552,293	24,173,656		85,725,949
NET ASSETS	$384,782,837	$116,358,564	$—	$501,141,401

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$309,723,960	$88,733,190		$398,457,150
Undistributed net investment income	4,938,867	789,008		5,727,875
Accumulated net realized gain (loss) on investments and foreign currency related transactions	7,533,821	13,548,869		21,082,690
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	62,586,189	13,287,497		75,873,686
NET ASSETS	$384,782,837	$116,358,564	$—	$501,141,401

+ Including securities loaned at value
* Cost of investments in securities
** Cost of foreign currencies

STATEMENTS OF OPERATIONS for the twelve months ended June 30, 2006 (Unaudited)

	ING Legg Mason Partners All Cap Portfolio	ING Janus Contrarian Portfolio	Pro Forma Adjustments		ING Janus Contrarian Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends	$6,085,480	$1,170,357			$7,255,837
Interest	1,122,375	163,241			1,285,616
Securities lending income	46,089	41,429			87,518
Total investment income	7,253,944	1,375,027	—		8,628,971

EXPENSES:
Investment management / Unified fees	2,976,999	707,451	(46,157	)(A)	3,638,293
Shareholder Services fees:
Class S	949,870	216,960			1,166,830
Class S2	105,158	19,591			124,749
Trustee fees and miscellaneous expenses	30,147	6,061			36,208
Total expenses	4,062,174	950,063	(46,157)		4,966,080
Less:
Net waived and reimbursed/recouped fees	(21,105)	(3,933)	—		(25,038)
Brokerage commission recapture	(38,095)	(2,946)	—		(41,041)
Net expenses	4,002,974	943,184	(46,157)		4,900,001
Net investment income	3,250,970	431,843	46,157		3,728,970

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES:
Net realized gain (loss) on:
Investments	17,069,902	12,903,348			29,973,250
Foreign currencies	(12,217)	24,616			12,399
Net realized gain on investments and foreign currency related transactions	17,057,685	12,927,964	—		29,985,649
Net change in unrealized appreciation or depreciation on:
Investments	23,973,433	1,033,651			25,007,084
Foreign currency related transactions	(440)	(582,778)			(583,218)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	23,972,993	450,873			24,423,866
Net realized and unrealized gain on investments and foreign currency related transactions	41,030,678	13,378,837	—		54,409,515
Increase in net assets resulting from operations	$44,281,648	$13,810,680	$46,157		$58,138,485

* Foreign taxes withheld	$93,490	$39,559	$—	$133,049

(A)                              Reflects adjustment in expenses due to effects of contractual rates of surviving fund.

See Accompanying Notes to Financial Statements

PORTFOLIOS OF INVESTMENTS AS OF JUNE 30, 2006

ING Legg Mason	ING Janus Contrarian	ING Janus Contrarian Portfolio					ING Legg Mason	ING Janus Contrarian	ING Janus Contrarian Portfolio
Partners All Cap Portfolio	Portfolio Shares	Pro Forma (Unaudited)					Partners All Cap Portfolio	Portfolio Value	Pro Forma (Unaudited)

COMMON STOCK:					98.7%
				Advertising:		0.9%
568,600	—	568,600	@,L	Interpublic Group of Cos., Inc.			$4,747,810	$—	$4,747,810
							4,747,810	—	4,747,810

				Aerospace/Defense:		2.5%
52,300	—	52,300		Boeing Co.			4,283,893	—	4,283,893
184,900	—	184,900		Raytheon Co.			8,240,993	—	8,240,993
							12,524,886	—	12,524,886

				Airlines:		1.3%
406,100	—	406,100		Southwest Airlines Co.			6,647,857	—	6,647,857
							6,647,857	—	6,647,857

				Auto Manufacturers:		0.3%
—	84,380	84,380	@@,L	Tata Motors Ltd. ADR			—	1,455,555	1,455,555
							—	1,455,555	1,455,555

				Auto Parts & Equipment:		0.6%
132,300	—	132,300	L	Lear Corp.			2,938,383	—	2,938,383
							2,938,383	—	2,938,383

				Banks:		5.4%
179,210	—	179,210		Bank of America Corp.			8,620,001	—	8,620,001
—	77,259	77,259	@@	ICICI Bank Ltd.			—	818,726	818,726
—	79,895	79,895	@@,L	ICICI Bank Ltd. ADR			—	1,889,517	1,889,517
706	115	821	@@	Mitsubishi Tokyo Financial Group, Inc.***			9,896,664	1,612,063	11,508,727
—	58	58	@@	Mizuho Financial Group, Inc.			—	491,890	491,890
65,800	—	65,800		State Street Corp.			3,822,322	—	3,822,322
							22,338,987	4,812,196	27,151,183

				Beverages:		0.5%
34,100	—	34,100	L	Molson Coors Brewing Co.			2,314,708	—	2,314,708
							2,314,708	—	2,314,708

				Biotechnology:		0.9%
31,300	—	31,300	@,L	Amgen, Inc.			2,041,699	—	2,041,699
156,975	—	156,975	@,L	Enzo Biochem, Inc.			2,367,183	—	2,367,183
							4,408,882	—	4,408,882

				Building Materials:		1.5%
—	46,550	46,550	@,@@	Cemex SA de CV ADR			—	2,651,954	2,651,954
—	610,620	610,620	@@	Gujarat Ambuja Cements Ltd. GDR			—	1,343,364	1,343,364
—	114,225	114,225		Masco Corp.			—	3,385,629	3,385,629
							—	7,380,947	7,380,947

				Chemicals:		2.6%
101,400	—	101,400		Dow Chemical Co.			3,957,642	—	3,957,642
148,500	—	148,500	L	EI DuPont de Nemours & Co.			6,177,600	—	6,177,600
—	50,646	50,646	@@,#, L	Reliance Industries Ltd.			—	2,327,184	2,327,184
—	62,526	62,526	@,@@	Reliance Industries Ltd. GDR			—	602,125	602,125
							10,135,242	2,929,309	13,064,551

				Commercial Services:		0.1%
—	5,370	5,370		Moody’s Corp.			—	292,450	292,450
							—	292,450	292,450

				Computers:		2.6%
—	6,800	6,800	@	Apple Computer, Inc.			—	388,416	388,416
—	278,130	278,130	@	Ceridian Corp.			—	6,797,497	6,797,497
61,300	—	61,300	L	International Business Machines Corp.			4,709,066	—	4,709,066
20,000	—	20,000	@	Lexmark International, Inc.			1,116,600	—	1,116,600
78,100	—	78,100	@,L	Wave Systems Corp.			52,327	—	52,327
							5,877,993	7,185,913	13,063,906

				Diversified Financial Services:		6.3%
104,300	—	104,300		American Express Co.			5,550,846	—	5,550,846
—	87,315	87,315	@	E*Trade Financial Corp.			—	1,992,528	1,992,528
12,800	—	12,800		Franklin Resources, Inc.			1,111,168	—	1,111,168
8,000	—	8,000		Goldman Sachs Group, Inc.			1,203,440	—	1,203,440
235,300	50,088	285,388		JPMorgan Chase & Co.***			9,882,600	2,103,696	11,986,296
118,300	22,950	141,250		Merrill Lynch & Co., Inc.***			8,228,948	1,596,402	9,825,350
							25,977,002	5,692,626	31,669,628

				Electric:		1.2%
—	1,395,226	1,395,226	@@	Datang International Power Generation Co., Ltd.			—	970,872	970,872
—	56,295	56,295	@,L	NRG Energy, Inc.			—	2,712,293	2,712,293
—	635,793	635,793	@@	NTPC Ltd.			—	1,535,563	1,535,563
—	69,620	69,620	@,L	Reliant Resources, Inc.			—	834,048	834,048
							—	6,052,776	6,052,776

				Electronics:		1.0%
148,200	—	148,200	@	Agilent Technologies, Inc.			4,677,192	—	4,677,192
25,600	—	25,600	@,L	International DisplayWorks, Inc.			133,120	—	133,120
							4,810,312	—	4,810,312

				Engineering & Construction:		0.2%
—	18,820	18,820	@@	Larsen & Toubro Ltd.			—	918,480	918,480
							—	918,480	918,480

				Entertainment:		0.3%
—	299,069	299,069	@@	EMI Group PLC			—	1,676,683	1,676,683
							—	1,676,683	1,676,683

				Food:		3.8%
—	81,839	81,839	@@	Cadbury Schweppes PLC			—	788,094	788,094
—	10,645	10,645	@,L	Dean Foods Co.			—	395,888	395,888
132,100	—	132,100	L	Kraft Foods, Inc.			4,081,890	—	4,081,890
245,400	—	245,400	L	Safeway, Inc.			6,380,400	—	6,380,400
122,535	—	122,535	@@	Unilever PLC			2,751,268	—	2,751,268
198,360	—	198,360	@@,L	Unilever PLC ADR			4,471,034	—	4,471,034
							17,684,592	1,183,982	18,868,574

				Forest Products & Paper:		1.3%
—	74,559	74,559	@@,#, I	Ballarpur GDR			—	853,040	853,040
—	8,200	8,200	L	Plum Creek Timber Co., Inc.			—	291,100	291,100
86,500	—	86,500	L	Weyerhaeuser Co.			5,384,625	—	5,384,625
							5,384,625	1,144,140	6,528,765

				Healthcare — Products:		1.4%
113,100	—	113,100		Johnson & Johnson			6,776,952	—	6,776,952
4,100	—	4,100		Medtronic, Inc.			192,372	—	192,372
							6,969,324	—	6,969,324

				Healthcare — Services:		1.9%
—	120,920	120,920	@	Coventry Health Care, Inc.			—	6,643,345	6,643,345
—	63,055	63,055	L	Manor Care, Inc.			—	2,958,541	2,958,541
							—	9,601,886	9,601,886

				Household Products /Wares:		0.7%
24,900	—	24,900		Kimberly-Clark Corp.			1,536,330	—	1,536,330
—	50,208	50,208	@@	Reckitt Benckiser PLC			—	1,873,431	1,873,431
							1,536,330	1,873,431	3,409,761

				Insurance:		6.8%
79,100	—	79,100		American International Group, Inc.			4,670,855	—	4,670,855
—	560	560	@	Berkshire Hathaway, Inc.			—	1,704,080	1,704,080
145,800	—	145,800		Chubb Corp.			7,275,420	—	7,275,420
175,900	—	175,900	@,L	CNA Surety Corp.			3,039,552	—	3,039,552
31,800	—	31,800	L	Hartford Financial Services Group, Inc.			2,690,280	—	2,690,280
—	20,955	20,955		Loews Corp.			—	742,855	742,855
—	24,270	24,270	L	MBIA, Inc.			—	1,421,009	1,421,009
63,800	—	63,800	L	MGIC Investment Corp.			4,147,000	—	4,147,000
184,300	—	184,300		PMI Group, Inc.			8,216,094	—	8,216,094
							30,039,201	3,867,944	33,907,145

				Internet:		0.8%
85,900	—	85,900	@	eBay, Inc.			2,516,011	—	2,516,011
43,800	—	43,800	@,L	VeriSign, Inc.			1,014,846	—	1,014,846
11,900	—	11,900	@,L	Yahoo!, Inc.			392,700	—	392,700
							3,923,557	—	3,923,557

				Investment Companies:		0.5%
—	529,110	529,110	@@	Macquarie Airports			—	1,206,291	1,206,291
—	469,883	469,883	@@	Macquarie Infrastructure Group			—	1,172,347	1,172,347
							—	2,378,638	2,378,638

				Iron/Steel:		0.5%
—	233,202	233,202	@@	Tata Steel Ltd.			—	2,707,781	2,707,781
							—	2,707,781	2,707,781

				Leisure Time:		0.1%
—	11,405	11,405	L	Polaris Industries, Inc.			—	493,837	493,837
							—	493,837	493,837

				Lodging:		0.3%
—	6,950	6,950	L	Harrah’s Entertainment, Inc.			—	494,701	494,701
—	18,350	18,350	L	Station Casinos, Inc.			—	1,249,268	1,249,268
							—	1,743,969	1,743,969

				Machinery — Construction & Mining:		1.5%
101,300	—	101,300		Caterpillar, Inc.			7,544,824	—	7,544,824
							7,544,824	—	7,544,824

				Machinery — Diversified:	0.5%
26,100	—	26,100		Deere & Co.		2,179,089	—	2,179,089
—	11,570	11,570		Graco, Inc.		—	531,989	531,989
						2,179,089	531,989	2,711,078

				Media:	9.2%
—	167,880	167,880	@@	British Sky Broadcasting PLC		—	1,774,118	1,774,118
—	1,840	1,840	@@	Grupo Televisa SA ADR		—	35,530	35,530
—	320,351	320,351	@,L	Liberty Global, Inc.		—	6,887,547	6,887,547
—	39,326	39,326	@,L	Liberty Global, Inc.— Series C		—	808,936	808,936
—	8,490	8,490	@	Liberty Media Holding Corp.		—	711,207	711,207
317,100	—	317,100		News Corp., Inc. — Class A		6,081,978	—	6,081,978
253,700	—	253,700	L	News Corp., Inc. — Class B		5,119,666	—	5,119,666
594,400	—	594,400	@@	Pearson PLC		8,083,023	—	8,083,023
—	73,045	73,045	@,L	Playboy Enterprises, Inc.		—	728,989	728,989
400,900	—	400,900		Time Warner, Inc.		6,935,570	—	6,935,570
—	6,193	6,193	@@	TVSL SA		—	62	62
287,200	—	287,200		Walt Disney Co.		8,616,000	—	8,616,000
						34,836,237	10,946,389	45,782,626

				Metal Fabricate/Hardware:	0.3%
—	225,470	225,470	@@	Bharat Forge Ltd.		—	1,539,989	1,539,989
						—	1,539,989	1,539,989

				Mining:	2.0%
173,600	—	173,600	L	Alcoa, Inc.		5,617,696	—	5,617,696
—	48,640	48,640	@@,L	Cia Vale do Rio Doce ADR		—	1,169,306	1,169,306
54,900	—	54,900	@,L	RTI International Metals, Inc.		3,065,616	—	3,065,616
145,400	—	145,400	@,X	WGI Heavy Minerals, Inc.		117,774	—	117,774
						8,801,086	1,169,306	9,970,392

				Miscellaneous Manufacturing:	2.3%
206,000	—	206,000		Honeywell International, Inc.		8,301,800	—	8,301,800
—	122,315	122,315	@@	Tyco International Ltd.		—	3,363,663	3,363,663
						8,301,800	3,363,663	11,665,463

				Oil & Gas:	5.7%
72,400	—	72,400		Anadarko Petroleum Corp.		3,452,756	—	3,452,756
11,800	—	11,800	@@,L	BP PLC ADR		821,398	—	821,398
—	41,495	41,495		Chesapeake Energy Corp.		—	1,255,224	1,255,224
61,900	—	61,900		ChevronTexaco Corp.		3,841,514	—	3,841,514
32,900	—	32,900	L	ConocoPhillips		2,155,937	—	2,155,937
56,200	—	56,200		ExxonMobil Corp.		3,447,870	—	3,447,870
—	43,560	43,560	@	Forest Oil Corp.		—	1,444,450	1,444,450
47,200	—	47,200	@,L	Global Santa Fe Corp.		2,725,800	—	2,725,800
—	35,253	35,253	@,L	Mariner Energy, Inc.		—	647,598	647,598
78,700	—	78,700		Murphy Oil Corp.		4,396,182	—	4,396,182
—	50,370	50,370	@@	SK Corp.		—	3,238,888	3,238,888
—	14,530	14,530	@@,L	Suncor Energy, Inc.		—	1,177,075	1,177,075
						20,841,457	7,763,235	28,604,692

				Oil & Gas Services:	2.5%
49,000	—	49,000	L	Baker Hughes, Inc.		4,010,650	—	4,010,650
74,000	—	74,000	L	Halliburton Co.		5,491,540	—	5,491,540
49,800	—	49,800	L	Schlumberger Ltd.		3,242,478	—	3,242,478
						12,744,668	—	12,744,668

				Packaging & Containers:	1.3%
—	373,845	373,845	@,L	Owens-Illinois, Inc.		—	6,265,642	6,265,642
						—	6,265,642	6,265,642

				Pharmaceuticals:	8.4%
189,000	—	189,000		Abbott Laboratories		8,242,291	—	8,242,291
72,000	—	72,000		Eli Lilly & Co.		3,979,440	—	3,979,440
115,400	—	115,400	@@,L	GlaxoSmithKline PLC ADR		6,439,320	—	6,439,320
147,700	—	147,700	@@	Novartis AG ADR		7,963,984	—	7,963,984
316,400	—	316,400		Pfizer, Inc.		7,425,908	—	7,425,908
177,100	—	177,100		Wyeth		7,865,011	—	7,865,011
						41,915,954	—	41,915,954

				Pipelines:	1.5%
—	82,162	82,162	@	Kinder Morgan Management, LLC		—	3,534,609	3,534,609
178,100	—	178,100		Williams Cos., Inc.		4,160,416	—	4,160,416
						4,160,416	3,534,609	7,695,025

				Real Estate:	1.9%
—	955,000	955,000	@@	CapitaLand Ltd.		—	2,725,036	2,725,036
—	15,000	15,000	@@	Mitsubishi Estate Co., Ltd.		—	319,220	319,220
—	141,220	141,220	L	St. Joe Co.		—	6,572,379	6,572,379
						—	9,616,635	9,616,635

				Real Estate Investment Trusts:	0.7%
—	35,400	35,400	L	Vornado Realty Trust		—	3,453,270	3,453,270
						—	3,453,270	3,453,270

				Retail:	3.0%
202,100	—	202,100		Home Depot, Inc.		7,233,159	—	7,233,159
—	19,460	19,460		JC Penney Co., Inc.		—	1,313,745	1,313,745
133,200	—	133,200		Wal-Mart Stores, Inc.		6,416,244	—	6,416,244
						13,649,403	1,313,745	14,963,148

				Semiconductors:	4.4%
270,000	—	270,000	L	Applied Materials, Inc.		4,395,600	—	4,395,600
53,200	—	53,200		Intel Corp.		1,008,140	—	1,008,140
119,600	—	119,600	@	Novellus Systems, Inc.		2,954,120	—	2,954,120
14,900	—	14,900	@@,#	Samsung Electronics Co., Ltd. GDR		4,735,269	—	4,735,269
546,742	—	546,742	@@,L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		5,019,092	—	5,019,092
128,800	—	128,800		Texas Instruments, Inc.		3,901,352	—	3,901,352
						22,013,573	—	22,013,573

				Software:	1.9%
—	110,790	110,790	L	CA, Inc.		—	2,276,735	2,276,735
305,600	—	305,600		Microsoft Corp.		7,120,480	—	7,120,480
						7,120,480	2,276,735	9,397,215

				Telecommunications:	4.8%
451,100	—	451,100	@	Cisco Systems, Inc.		8,809,983	—	8,809,983
188,600	—	188,600		Motorola, Inc.		3,800,290	—	3,800,290
186,600	—	186,600	@@	Nokia OYJ ADR		3,780,516	—	3,780,516
17,700	—	17,700		Sprint Corp. — FON Group		353,823	—	353,823
339,000	—	339,000	@@,L	Vodafone Group PLC ADR		7,220,700	—	7,220,700
						23,965,312	—	23,965,312

				Transportation:	0.1%
—	7,400	7,400	@@,#, I	All America Latina Logistica SA GDR		—	502,276	502,276
						—	502,276	502,276

				Toys /Games /Hobbies:	0.4%
120,200	—	120,200		Hasbro, Inc.		2,176,822	—	2,176,822
						2,176,822	—	2,176,822

				Total Common Stock		378,510,812	115,670,026	494,180,838
				(Cost $)		315,924,181	102,013,372	417,937,553

Principal
Amount							Value
CORPORATE BONDS/NOTES:					17.0%
				Retail:		0.0%
$—	$25,000	$25,000	C,**, X	Ames Department Stores, Inc., 10.000%, due 04/15/06			$—	$—	$—

				Total Corporate Bonds/Notes			—	—	—
				(Cost $)			—	11,111	11,111

				Total Long-Term Investments			378,510,812	115,670,026	494,180,838
				(Cost $)			315,924,181	102,024,483	417,948,664

SHORT-TERM INVESTMENTS:
				U.S. Government Agency Obligations:		0.2%
—	1,000,000	1,000,000		Federal Home Loan Bank, 4.950%, due 07/03/06			—	999,587	999,587

				Total U.S. Government Agency Obligations			—	999,587	999,587
				(Cost $)			—	999,587	999,587

				Securities Lending CollateralCC:		16.8%
61,065,710	23,325,189	84,390,899		The Bank of New York Institutional Cash Reserves Fund			61,065,710	23,325,189	84,390,899

				Total Securities Lending Collateral			61,065,710	23,325,189	84,390,899
				(Cost $)			61,065,710	23,325,189	84,390,899

				Total Short-Term Investments			61,065,710	24,324,776	85,390,486
				(Cost $)			61,065,710	24,324,776	85,390,486

				Total Investments In Securities		115.7%	$439,576,522	$139,994,802	$579,571,324
				(Cost $)*			376,989,891	126,349,259	503,339,150
				Other Assets and Liabilities - Net		(15.7)	(54,793,685)	(23,636,238)	(78,429,923)
				Net Assets		100.0%	$384,782,837	$116,358,564	$501,141,401

				Pro Forma Adjustment			—	—	—
				Net Assets		100.0%	$384,782,837	$116,358,564	$501,141,401

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors /Trustees.

C	Bonds may be callable prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
**	Defaulted Security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors /Trustees.
***

If the Reorganization is approved, all portfolio securities of ING Legg Mason Partners All Cap Portfolio are expected to be sold prior to or shortly after the Reorganization with the exception of this security

*	Cost for federal income tax purposes is	$377,075,472	$126,349,405	$503,424,877

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$71,324,915	$18,035,748	$89,360,663
	Gross Unrealized Depreciation	(8,823,865)	(4,390,351)	(13,214,216)
	Net Unrealized Appreciation	$62,501,050	$13,645,397	$76,146,447

At June 30, 2006, the following forward currency contracts were outstanding for the ING Janus Contrarian Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For	Value	(Depreciation)
Singapore Dollar
SGD 3,550,000	Sell	8/24/06	2,198,687	2,198,687	$(49,983)
Japanese Yen
JPY 275,700,000	Sell	8/24/06	2,400,104	2,428,708	(28,604)
Australian Dollar
AUD 3,112,000	Sell	8/24/06	2,303,502	2,310,845	(7,343)
British Pound Sterling
GBP 300,000	Sell	8/10/06	521,283	555,284	(34,001)
Republic of Korean Won
KRW 65,000,000	Sell	8/10/06	66,602	268,604	(2,002)
Australian Dollar
AUD 180,000	Sell	8/24/06	131,551	133,661	(2,110)
Singapore Dollar
SGD 600,000	Sell	8/24/06	376,098	380,057	(3,959)
Japanese Yen
JPY 42,000,000	Sell	8/24/06	363,794	369,988	(6,194)
British Pound Sterling
GBP 3,215,000	Sell	10/19/06	5,755,204	5,960,755	(205,551)
Republic of Korean Won
KRW 603,400,000	Sell	10/19/06	640,382	638,447	1,935
Singapore Dollar
SGD 500,000	Sell	8/24/06	313,765	316,714	(2,949)
Japanese Yen
JPY 16,000,000	Sell	8/24/06	138,473	140,948	(2,476)
					$(343,237)

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For	Value	(Depreciation)
Australian Dollar
AUD 185,000	Buy	8/24/06	143,412	137,374	$(6,038)
Australian Dollar
AUD 150,000	Buy	8/24/06	114,443	111,384	(3,059)
British Pound Sterling
GBP 300,000	Buy	8/10/06	559,752	555,284	(4,468)
British Pound Sterling
GBP 200,000	Buy	10/19/06	365,272	370,809	5,537
Japanese Yen
JPY 14,000,000	Buy	8/24/06	121,349	123,329	1,981
Japanese Yen
JPY 15,000,000	Buy	8/24/06	129,377	132,139	2,761
Japanese Yen
JPY 15,000,000	Buy	8/24/06	137,874	132,139	(5,735)
Japanese Yen
JPY 11,000,000	Buy	8/24/06	99,108	96,902	(2,206)
Japanese Yen
JPY 12,000,000	Buy	8/24/06	108,451	105,711	(2,740)
Japanese Yen
JPY 14,000,000	Buy	8/24/06	126,393	123,329	(3,063)
Singapore Dollar
SGD 180,000	Buy	8/24/06	114,577	114,017	(560)
Singapore Dollar
SGD 300,000	Buy	8/24/06	189,490	190,028	539
Singapore Dollar
SGD 280,000	Buy	8/24/06	176,132	77,360	1,228
					$(15,823)

NOTES TO AUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (“Board”) of ING Legg Mason Partners All Cap Portfolio (“Legg Mason Partners All Cap”) and ING Janus Contrarian Portfolio (“Janus Contrarian”), approved an Agreement and Plan of Reorganization dated January 11, 2007, respectively (the “Plan”) whereby, subject to approval by the shareholders of Legg Mason Partners All Cap,  Janus Contrarian will acquire all of the assets of Legg Mason Partners All Cap, subject to the liabilities of such Portfolio, in exchange for a number of shares of Janus Contrarian equal in value to the net assets of Legg Mason Partners All Cap (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Janus Contrarian remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2006.  The unaudited pro forma pro forma statement of operations and statement of assets and liabilities reflect the financial position of Legg Mason Partners All Cap and Janus Contrarian at June 30, 2006.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Legg Mason Partners All Cap and Janus Contrarian under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Janus Contrarian for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Janus Contrarian issued in connection with the proposed acquisition of Legg Mason Partners All Cap by Janus Contrarian as of June 30, 2006.  The number of additional shares issued was calculated by dividing the net asset value of each Class of Legg Mason Partners All Cap by the respective class net asset value per share of Janus Contrarian.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on June 30, 2006.  Legg Mason Partners All Cap's expenses were adjusted assuming Janus Contrarian’s fee structure was in effect for the twelve months ended June 30, 2006.

Note 5 – Merger Costs:

Due to the Unified Fee structure, Directed Services, LLC(1), or an affiliate, will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolio has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

(1)  Effective January 1, 2007, Directed Services, LLC is the entity that is the adviser to each Portfolio.

[INSERT ING LOGO & ADDRESS]

3 EASY WAYS TO VOTE YOUR PROXY

 Vote by Phone: Call toll free 1-888-221-0697 and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING INVESTORS TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON April 24, 2007

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

The undersigned hereby appoint(s)  Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on April 24, 2007 at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This proxy ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Join owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  [X]

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your proxy ballot as soon as possible. Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and among ING Legg Mason Partners All Cap Portfolio and ING Janus Contrarian Portfolio, providing for the reorganization of ING Legg Mason Partners All Cap Portfolio with and into ING Janus Contrarian Portfolio.

For [  ]                                                              Against [  ]                                                                 Abstain [  ]

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO VOTE

 VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-screen instructions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON APRIL 24, 2007

PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Form.  IF THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Form, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Form must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION FORM.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. [X]

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your voting instruction card as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and among ING Legg Mason Partners All Cap Portfolio and ING Janus Contrarian Portfolio, providing for the reorganization of ING Legg Mason Partners All Cap Portfolio with and into ING Janus Contrarian Portfolio.

For [  ]                                                              Against [  ]                                                                 Abstain [  ]

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services, LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”).  Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers.  Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers.  Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

Section 16 of the Distribution Agreement between the Trust and ING Funds Distributor, LLC (“IFD”) states that nothing contained in the Distribution Agreement shall be deemed to protect IFD against any liability to the Trust or its shareholders to which IFD would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of IFD’s duties under the Distribution Agreement, or by reason of IFD’s reckless disregard of its obligations or duties under the Distribution Agreement.

Section 7 of the Administration Agreement between the Trust and ING Funds Services, LLC provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Administrator’s duties, or by reason of reckless disregard of the Administrator’s obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Trust in that fiscal year of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)           (a)           Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

(b)           Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17) – previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

(c)           Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(d)           Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(e)           Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(f)            Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(g)           Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(h)           Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(i)            Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust – previously filed as an exhibit to Post-Effective Amendment No. 59

2

to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(j)            Amendment #10 effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(k)           Amendment #11 effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(l)            Amendment #12 effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(m)          Amendment #13 effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(n)           Amendment #14 effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(o)           Amendment #15 effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(p)           Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(q)           Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(r)            Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(s)           Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63

3

to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(t)            Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(u)           Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(v)           Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(w)          Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on November 28, 2005, File No. 33-23512, and incorporated herein by reference.

(x)            Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(y)           Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(z)            Amendment #26 effective January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(aa)         Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(bb)         Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(cc)         Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73

4

to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(dd)         Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 14, 2006, File No. 33-23512, and incorporated herein by reference.

(2)           By-laws – previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(3)           Not Applicable.

(4)           Form of Agreement and Plan of Reorganization between ING Investors Trust (“Trust”), on behalf of its ING Janus Contrarian Portfolio series, a separate series of the Trust, and the Trust, on behalf of ING Legg Mason Partners All Cap Portfolio, another separate series of the Trust – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(5)           Instruments Defining Rights of Security Holders – previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(6)           (a)           Form of Amended and Restated Management Agreement dated October 24, 1997, as amended May 24, 2002, and amended and restated effective January 1, 2007 between ING Investors Trust and Directed Services, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(b)           Portfolio Management Agreements

(i)            Portfolio Management Agreement between ING Investors Trust, Directed Services, LLC (formerly, Directed Services, Inc.) and Janus Capital Management LLC — previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(ii)           Schedule A to the Portfolio Management Agreement between ING Investors Trust, Directed Services, LLC (formerly, Directed Services, Inc.) and Janus Capital Management LLC — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly The GCG Trust) filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(iii)          Schedule B to the Portfolio Management Agreement between ING Investors Trust, Directed Services, LLC (formerly, Directed Services, Inc.) and Janus Capital Management LLC — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly The GCG Trust) filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

5

(iv)          First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, LLC (formerly, Directed Services, Inc.) and Janus Capital Management LLC — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly The GCG Trust) filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(v)           Second Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, LLC (formerly, Directed Services, Inc.) and Janus Capital Management LLC — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly The GCG Trust) filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(7)           (a)           Distribution Agreement dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(b)           Amended and Restated Distribution Plan for Service 2 Class effective January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(i)            Reduction in fee letter for Service 2 Class shares dated January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(c)           Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class effective January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(i)            Reduction in fee letter for Adviser Class shares dated January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(d)           Shareholder Service Plan for Service 2 Class and Service Class effective January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(8)           Deferred Compensation Plan for Independent Directors effective September 15, 2005 – previously filed as an exhibit to the Registration Statement on Form N-14 of ING Investors Trust filed on July 18, 2006, File No. 333-135844 and incorporated herein by reference.

(9)           (a)           Custody Agreement with The Bank of New York dated January 6, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 2003, File No. 33-23512, and incorporated herein by reference.

(b)            Foreign Custody Manager Agreement dated January 6, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(10)         (a)           Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust approved March 30, 2005 — previously filed as an exhibit to Post-Effective

6

Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

(i)            Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust. — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(11)         Opinion and Consent of Counsel – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(12)         Opinion and Consent of Counsel Supporting Tax Matters and Consequences – to be filed by subsequent post-effective amendment.

(13)         (a)           (i)            Form of Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC dated January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(ii)           Administrative and Shareholder Service Agreement dated September 27, 2000 by and between Directed Services, LLC (formerly, Directed Services, Inc.) and Security Life of Denver Insurance Company - previously filed as an exhibit to the Registration Statement on Form N-1A of the ING Investors Trust, as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

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(b)           Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(c)           (i)            Amended and Restated Shareholder Services Agreement for ING Investors Trust dated April 29, 2005 — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(i)            Third Party Brokerage Agreement dated March 1, 2002 between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(ii)           Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(A)          Global Securities Lending Supplement — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(d)           (i)            Organizational Agreement for Golden American Life Insurance Company— previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(ii)           Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the 33-23512, and incorporated herein by reference.

(iii)          Organizational Agreement for The Mutual Benefit Life Insurance Company — previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

(A)          Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

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(e)           (i)            Settlement Agreement for Golden American Life Insurance Company — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(ii)           Assignment Agreement for Settlement Agreement — previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

(iii)          Settlement Agreement for The Mutual Benefit Life Insurance Company — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(iv)          Assignment Agreement for Settlement Agreement — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(f)            (i)            Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, LLC (formerly, Directed Services, Inc.) — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(ii)           Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(A)          Form of Schedule A with respect to Indemnification Agreement — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(g)           (i)            Form of Participation Agreement dated January 1, 2007 among ING Life Insurance and Annuity Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(ii)           Form of Participation Agreement dated January 1, 2007 among ReliaStar Life Insurance Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(iii)          Form of Participation Agreement dated January 1, 2007 among ReliaStar Life Insurance Company of New York, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

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(iv)          Form of Participation Agreement dated January 1, 2007 among ING USA Annuity and Life Insurance Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(v)           Form of Participation Agreement dated January 1, 2007 among Security Life of Denver, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(vi)          Form of Participation Agreement dated January 1, 2007 among Metropolitan Life Insurance Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(vii)         Form of Participation Agreement among ING Investors Trust and ING Insurance Company of America and Directed Services, LLC (formerly, Directed Services, Inc.) dated January 2005 — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(h)           (i)            Allocation Agreement dated May 24, 2002 - Fidelity Bond — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(A)          Amended Schedule A with respect to the Allocation Agreement - Blanket Bond – previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(B)           Allocation Agreement dated May 24, 2002 - Directors & Officers Liability — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(C)           Amended Schedule A with respect to the Allocation Agreement - Directors and Officers Liability – previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(D)          Proxy Agent Fee Allocation Agreement made August 21, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 60 to the

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Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(E)           Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(ii)           FT Interactive Fee Allocation Agreement made August 21, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(A)          Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement – previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(B)           Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement — previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(i)            (i)            Amended and Restated Expense Limitation Agreement dated February 1, 2005 between ING Investments, LLC and ING Investors Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(14)         Consent of independent auditors – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated by reference.

(15)         Not applicable.

(16)         Powers of attorney – filed herein.

ITEM 17. UNDERTAKINGS

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective

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amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 27th day of February, 2007.

ING INVESTOR TRUST
By:

/s/ Huey P. Falgout Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
	President and Chief Executive	February 27, 2007
Shaun P. Mathews*	Officer

	Senior Vice President,	February 27, 2007
Todd Modic*	Chief/Principal Financial Officer

	Chairman and Trustee	February 27, 2007
Jock Patton*

	Trustee	February 27, 2007
John V. Boyer*

	Trustee	February 27, 2007
Patricia W. Chadwick*

	Trustee	February 27, 2007
J. Michael Earley*

	Trustee	February 27, 2007
R. Barbara Gitenstein*

	Trustee	February 27, 2007
Patrick W. Kenny*

	Trustee	February 27, 2007
Sheryl K. Pressler*

	Trustee	February 27, 2007
John G. Turner*

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SIGNATURE	TITLE	DATE

	Trustee	February 27, 2007
David W.C. Putnam*

	Trustee	February 27, 2007
Roger B. Vincent*

*By:	/s/ Huey P. Falgout Jr.

Huey P. Falgout, Jr.
Attorney-in-Fact**

** Executed pursuant to powers of attorney filed in this Registration Statement.

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EXHIBIT INDEX

(16)	Powers of Attorney.

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